Earnings per share	12 Months Ended
Dec. 31, 2021
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Earnings per share
33. Earnings per share
The weighted average number of ordinary shares for the purposes of diluted earnings per share reconciles to the weighted average number of ordinary shares used in the calculation of basic earnings per share as follows:

	December 31, 2021	December 31, 2020

Weighted average number of ordinary shares used in the calculation of basic earnings per share	180,296,588	171,047,400
Dilutive impact of share options	1,008,339	1,369,750
Dilutive impact of restricted share units and restricted share units with performance criteria	246,560	1,732,614
Dilutive impact of performance share units	213,420	1,081,116

Weighted average number of ordinary shares used in the calculation of diluted earnings per share	181,764,907	175,230,880

For the year ended December 31, 2021, 2,295,857 options (2020 - 2,680,593) were excluded from the dilutive weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive.
For the year ended December 31, 2021, relating to net loss per share attributable to shareholders, 1,008,339 share options, 246,560 RSU's and RSU's with performance criteria, and 213,420 PSU's were anti-dilutive.